EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
May 31, 2020
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]

Balance, August 31, 2018	$29,406
Additions	8,362
Foreign exchange movement	(976)
Balance, August 31, 2019	$36,792
Additions	2,116
Foreign exchange movement	(4,847)
Balance, May 31, 2020	$34,061